Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Assets And Lease Liabilities
Schedule of rights-of-use-assets - changes in the year

					2024	2023
	Lands and Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the year
Cost	16,327	75,632	1,064	18,539	111,562	55,608
Accumulated amortization	(3,969)	(23,832)	(697)	(8,246)	(36,744)	(28,610)
Balance at the beginning of the year	12,358	51,800	367	10,293	74,818	26,998
New contracts (*)	16,500	43,569	293	4,593	64,955	68,428
Disposals and write-offs	(1,792)	-	-	(3,556)	(5,348)	(7,374)
Amortization	(3,306)	(28,001)	(263)	(4,619)	(36,189)	(16,935)
Remeasurement	(388)	532	-	-	144	1,105
Foreign exchange effects	(1,867)	(9,341)	(51)	(1,856)	(13,115)	2,710
Transfers	-	-	-	-	-	(114)
Balance at the end of the year	21,505	58,559	346	4,855	85,265	74,818
Cost	24,592	119,566	910	12,640	157,708	111,562
Accumulated amortization	(3,087)	(61,007)	(564)	(7,785)	(72,443)	(36,744)
Balance at the end of the year	21,505	58,559	346	4,855	85,265	74,818

Average annual amortization rates %	31	34	33	34

(i) During the fourth quarter of 2024, the Company identified certain lease contracts from previous years in its Peruvian subsidiaries that were not initially recognized in accordance with IFRS 16. The Company’s management performed quantitative and qualitative analysis and concluded that the misstatement is immaterial to the current year of 2024 and to the previously issued financial statements as of and for the years ended December 31, 2023, and 2022. Therefore, the effects of these contracts in the current year were recorded as an out-of-period adjustment. As of December 31, 2024, the Company recognized USD 21,664 as “Right of use” assets, USD 25,174 as “Lease liabilities” and USD 3,510 as expense in “Profit and Loss”. If the Company had recorded these amounts in 2023, these would have been USD 32,871, USD 36,597 and USD 3,726, respectively.

Schedule of lease liabilities - changes in the year

	2024	2023
Balance at the beginning of the year	77,405	27,205
New contracts	64,955	68,428
Disposals and write-offs	(4,853)	(6,790)
Payments of lease liabilities	(32,056)	(15,170)
Interest paid on lease liabilities	(11,645)	(6,086)
Remeasurement	144	1,105
Accrued interest – note 10	13,517	6,132
Foreign exchange effects	(11,568)	2,581
Balance at the end of the year	95,899	77,405
Current liabilities	32,747	21,678
Non-current liabilities	63,152	55,727